Vanguard Wellington Fund

Schedule of Investments (unaudited)
As of August 31, 2019

		Market
		Value
	Shares	($000)
Common Stocks (64.6%)
Communication Services (6.7%)
Verizon Communications Inc.	45,499,041	2,646,224
* Alphabet Inc. Class A	1,791,098	2,132,356
Comcast Corp. Class A	43,227,853	1,913,265
AT&T Inc.	12,090,332	426,305
		7,118,150
Consumer Discretionary (3.2%)
Home Depot Inc.	4,256,443	970,086
Lowe's Cos. Inc.	6,727,604	754,837
TJX Cos. Inc.	11,463,250	630,135
Hilton Worldwide Holdings Inc.	6,811,012	629,133
* Alibaba Group Holding Ltd. ADR	1,309,469	229,197
Ross Stores Inc.	1,574,269	166,888
		3,380,276
Consumer Staples (5.0%)
Nestle SA	8,928,804	1,003,369
PepsiCo Inc.	7,047,516	963,607
Coca-Cola Co.	15,460,690	850,957
Sysco Corp.	9,501,439	706,242
Diageo plc	14,228,494	609,181
Unilever NV	9,673,795	600,247
Walmart Inc.	4,744,277	542,081
		5,275,684
Energy (4.4%)
Chevron Corp.	15,124,524	1,780,459
TOTAL SA	15,950,000	796,528
Suncor Energy Inc.	20,389,979	596,354
Exxon Mobil Corp.	7,542,863	516,535
ConocoPhillips	8,963,462	467,713
BP plc	49,605,135	302,111
Hess Corp.	3,734,834	235,108
		4,694,808
Financials (14.1%)
JPMorgan Chase & Co.	22,156,213	2,434,082
Bank of America Corp.	80,638,268	2,218,359
Chubb Ltd.	11,057,636	1,728,087
Prudential Financial Inc.	13,843,999	1,108,766
Intercontinental Exchange Inc.	9,072,557	848,103
American International Group Inc.	14,414,692	750,141
PNC Financial Services Group Inc.	5,741,589	740,263
BlackRock Inc.	1,499,583	633,664
Northern Trust Corp.	7,168,682	630,342
Hartford Financial Services Group Inc.	9,074,157	528,842
Bank of Nova Scotia	9,088,176	483,582
Mitsubishi UFJ Financial Group Inc.	100,378,300	483,146
Marsh & McLennan Cos. Inc.	4,708,136	470,296
American Express Co.	3,534,985	425,506
Progressive Corp.	4,524,715	342,973

BNP Paribas SA	5,893,712	265,666
Tokio Marine Holdings Inc.	4,070,040	209,323
UBS Group AG	18,189,377	192,807
Charles Schwab Corp.	4,555,403	174,335
ING Groep NV	17,992,231	171,893
Prudential plc	6,453,053	107,561
* Brighthouse Financial Inc.	920,669	32,463
		14,980,200
Health Care (9.8%)
Medtronic plc	12,632,729	1,362,945
AstraZeneca plc ADR	28,975,740	1,304,778
Pfizer Inc.	32,663,788	1,161,198
Merck & Co. Inc.	11,741,726	1,015,307
UnitedHealth Group Inc.	3,876,024	906,990
Novartis AG	9,869,444	889,777
Bristol-Myers Squibb Co.	18,376,444	883,356
CVS Health Corp.	11,586,669	705,860
Abbott Laboratories	7,296,199	622,512
Koninklijke Philips NV	12,282,768	578,944
Eli Lilly & Co.	4,833,655	546,058
HCA Healthcare Inc.	2,181,835	262,256
* Alcon Inc.	1,973,889	120,034
		10,360,015
Industrials (6.7%)
United Technologies Corp.	6,938,438	903,662
Lockheed Martin Corp.	2,320,038	891,150
Deere & Co.	5,664,963	877,559
Union Pacific Corp.	4,394,105	711,669
General Dynamics Corp.	3,151,099	602,711
Vinci SA	5,201,163	568,270
Raytheon Co.	2,503,764	463,998
Schneider Electric SE	5,529,527	463,178
Eaton Corp. plc	5,518,273	445,435
United Parcel Service Inc. Class B	3,719,826	441,395
Johnson Controls International plc	7,790,404	332,572
Assa Abloy AB Class B	12,599,078	262,995
BAE Systems plc	24,934,506	165,819
		7,130,413
Information Technology (8.1%)
Microsoft Corp.	25,449,312	3,508,442
Intel Corp.	23,253,044	1,102,427
Apple Inc.	4,585,741	957,228
Cisco Systems Inc.	18,906,631	885,019
HP Inc.	31,211,766	570,863
Accenture plc Class A	2,751,521	545,269
International Business Machines Corp.	3,928,035	532,367
Samsung Electronics Co. Ltd. GDR	336,645	308,848
Texas Instruments Inc.	1,402,796	173,596
		8,584,059
Materials (1.5%)
International Paper Co.	14,993,361	586,240
PPG Industries Inc.	4,229,204	468,554
DuPont de Nemours Inc.	5,769,056	391,892
LyondellBasell Industries NV Class A	2,420,822	187,323
		1,634,009

Real Estate (2.0%)
American Tower Corp.	4,708,726	1,083,902
Simon Property Group Inc.	4,390,743	653,957
Boston Properties Inc.	2,878,331	369,635
		2,107,494
Utilities (3.1%)
Dominion Energy Inc.	13,388,657	1,039,361
NextEra Energy Inc.	4,469,871	979,259
Exelon Corp.	16,723,477	790,352
* Iberdrola SA	43,240,975	445,127
		3,254,099

Total Common Stocks (Cost $44,876,425)					68,519,207
				Face
			Maturity	Amount
		Coupon	Date	($000)
U.S. Government and Agency Obligations (7.6%)
U.S. Government Securities (5.9%)
	United States Treasury Inflation Indexed
	Bonds	0.750%	7/15/28	167,785	183,009
	United States Treasury Note/Bond	1.375%	2/29/20	48,500	48,371
	United States Treasury Note/Bond	2.250%	3/31/20	210,000	210,395
	United States Treasury Note/Bond	1.625%	6/30/20	67,210	67,084
	United States Treasury Note/Bond	2.500%	1/31/21	20,090	20,319
	United States Treasury Note/Bond	1.250%	3/31/21	52,000	51,708
1	United States Treasury Note/Bond	2.875%	11/15/21	796,000	819,506
	United States Treasury Note/Bond	2.500%	3/31/23	284,000	294,650
	United States Treasury Note/Bond	2.625%	6/30/23	252,090	263,356
	United States Treasury Note/Bond	2.750%	7/31/23	104,000	109,200
	United States Treasury Note/Bond	2.625%	12/31/23	325,000	341,351
	United States Treasury Note/Bond	2.125%	3/31/24	5,740	5,920
	United States Treasury Note/Bond	2.250%	4/30/24	30,000	31,130
	United States Treasury Note/Bond	1.750%	6/30/24	336,990	342,412
	United States Treasury Note/Bond	2.000%	2/15/25	364,360	375,404
	United States Treasury Note/Bond	2.000%	8/15/25	61,860	63,832
	United States Treasury Note/Bond	1.625%	5/15/26	78,110	78,989
	United States Treasury Note/Bond	2.000%	11/15/26	43,000	44,619
	United States Treasury Note/Bond	2.250%	11/15/27	383,050	405,914
	United States Treasury Note/Bond	3.125%	11/15/28	187,795	213,910
	United States Treasury Note/Bond	2.625%	2/15/29	497,270	546,296
	United States Treasury Note/Bond	2.375%	5/15/29	443,875	478,621
	United States Treasury Note/Bond	2.875%	5/15/43	255,242	301,264
	United States Treasury Note/Bond	2.250%	8/15/46	117,264	124,208
	United States Treasury Note/Bond	2.750%	8/15/47	146,845	171,602
	United States Treasury Note/Bond	3.000%	8/15/48	106,860	131,287
	United States Treasury Note/Bond	3.000%	2/15/49	21,210	26,131
	United States Treasury Note/Bond	2.875%	5/15/49	261,515	315,207
1	United States Treasury Strip Principal	0.000%	5/15/47	127,000	72,728
	United States Treasury Strip Principal	0.000%	8/15/47	247,840	141,016
					6,279,439
Conventional Mortgage-Backed Securities (1.1%)
2,3	Fannie Mae Pool	2.500%	9/1/27–4/1/38	73,257	73,990
2,3	Fannie Mae Pool	3.500%	11/1/45–8/1/49	598,347	618,195
2,3	Fannie Mae Pool	4.000%	8/1/48–2/1/49	256,803	267,225
2,3	Freddie Mac Gold Pool	3.000%	5/1/22–9/1/22	11	11
2,3	Freddie Mac Gold Pool	4.000%	10/1/48–12/1/48	139,681	145,026

2	Ginnie Mae I Pool	7.000%	11/15/31–11/15/33	1,890	2,203
2,4	UMBS TBA	3.000%	9/1/34	74,851	76,758
					1,183,408
Nonconventional Mortgage-Backed Securities (0.6%)
2,3	Fannie Mae REMICS	2.000%	6/25/44	5,525	5,513
2,3	Fannie Mae REMICS	3.000%	3/25/53–9/25/57	114,426	117,743
2,3	Fannie Mae REMICS	3.500%	4/25/31–6/25/59	365,366	387,191
2,3	Fannie Mae REMICS	4.000%	9/25/29–5/25/31	15,982	16,797
2,3	Freddie Mac REMICS	3.000%	12/15/39	8,381	8,558
2,3	Freddie Mac REMICS	3.500%	3/15/31	5,101	5,351
2,3	Freddie Mac REMICS	4.000%	12/15/30–4/15/31	91,843	98,311
					639,464
Total U.S. Government and Agency Obligations (Cost $7,557,555)					8,102,311
Asset-Backed/Commercial Mortgage-Backed Securities (1.7%)
2,5	Aaset 2019-1 Trust	3.844%	5/15/39	15,339	15,441
2,5	American Express Credit Account Master
	Trust	2.950%	3/15/23	60,315	61,163
2,5	American Tower Trust I	3.070%	3/15/23	43,000	43,657
2	AmeriCredit Automobile Receivables Trust
	2016-3	2.240%	4/8/22	12,970	12,999
2,5	Angel Oak Mortgage Trust I LLC 2019-2	3.628%	3/25/49	10,548	10,699
2,5	Angel Oak Mortgage Trust LLC	2.993%	7/26/49	22,805	22,890
2,5,6Ares XXIX CLO Ltd., 3M USD LIBOR +
	1.190%	3.493%	4/17/26	18,174	18,192
2,5,6Atlas Senior Loan Fund X Ltd., 3M USD
	LIBOR + 1.090%	3.393%	1/15/31	7,940	7,848
2,5,6Avery Point IV CLO Ltd., 3M USD LIBOR +
	1.100%	3.376%	4/25/26	25,077	25,086
2,5,6Babson CLO Ltd. 2014-I, 3M USD LIBOR +
	1.150%	3.428%	7/20/25	2,911	2,913
5	Bank of Montreal	2.500%	1/11/22	60,000	61,005
2	BMW Vehicle Lease Trust 2018-1A	3.260%	7/20/21	10,290	10,423
2,5	Canadian Pacer Auto Receiveable Trust A
	Series 2018	3.000%	6/21/21	5,727	5,748
2,5	Canadian Pacer Auto Receiveable Trust A
	Series 2018	3.270%	12/19/22	5,060	5,119
2	CarMax Auto Owner Trust 2018-4	3.110%	2/15/22	29,076	29,220
2	CarMax Auto Owner Trust 2018-4	3.360%	9/15/23	20,960	21,530
2,5	Castlelake Aircraft Securitization Trust 2019-
	1	3.967%	4/15/39	30,710	31,247
2,5,6Cent CLO, 3M USD LIBOR + 1.150%		3.426%	10/25/28	16,895	16,870
2,5	Chesapeake Funding II LLC	3.390%	1/15/31	30,940	31,351
2,5	Chesapeake Funding II LLC 2017-2A	1.990%	5/15/29	4,451	4,444
2,5	Chesapeake Funding II LLC 2018-1	3.040%	4/15/30	33,483	33,806
2,5	Cloud Pass-Through Trust 2019-1	3.554%	12/5/22	40,482	41,017
2,5	COLT 2018-3 Mortgage Loan Trust	3.692%	10/26/48	8,141	8,208
2,5	COLT 2019-2 Mortgage Loan Trust	3.337%	5/25/49	18,509	18,770
2	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	18,085	18,646
2,5	Daimler Trucks Retail Trust 2019-1	2.770%	4/15/21	29,865	29,892
2,5	DB Master Finance LLC	3.787%	5/20/49	15,920	16,550
2,5	DB Master Finance LLC	4.021%	5/20/49	14,209	14,917
2,5	Deephave Residential Mortgage Trust 2019-
	2	3.558%	4/25/59	17,491	17,801
5	DNB Boligkreditt AS	2.500%	3/28/22	47,550	48,526
2,5	Enterprise Fleet Financing LLC	3.100%	10/20/23	3,495	3,563
2,5	Enterprise Fleet Financing LLC	2.290%	2/20/25	32,840	33,106

2,5	Enterprise Fleet Financing LLC Series 2017-
	1	2.130%	7/20/22	1,716	1,713
2,5	Enterprise Fleet Financing LLC Series 2018-
	1	2.870%	10/20/23	24,513	24,627
2,5	Enterprise Fleet Financing LLC Series 2018-
	3	3.380%	5/20/24	19,350	19,600
2,5	Enterprise Fleet Financing LLC Series 2019-
	1	2.980%	10/22/24	25,975	26,318
2,5	Exeter Automobile Receivables Trust 2018-3	2.900%	1/18/22	3,142	3,144
2,5	Exeter Automobile Receivables Trust 2019-3	2.590%	9/15/22	15,339	15,348
2,3,6Fannie Mae Connecticut Avenue Securities,
	1M USD LIBOR + 5.900%	8.045%	10/25/28	9,541	10,237
2,5	First Investors Auto Owner Trust	2.000%	3/15/22	884	884
2,5	First Investors Auto Owner Trust 2018-2	3.230%	12/15/22	7,630	7,670
2,5	Golden Credit Card Trust	1.980%	4/15/22	19,520	19,498
2,5	Golden Credit Card Trust 2018-1A	2.620%	1/15/23	18,515	18,661
2,5	GTP Acquisition Partners I LLC	2.350%	6/15/20	22,530	22,470
2,5	Hertz Fleet Lease Funding LP 2019-1	2.700%	1/10/33	35,550	35,949
2,5	Horizon Aircraft Finance Ltd.	3.721%	7/15/39	11,615	11,743
2,5	Hyundai Auto Lease Securitization Trust
	2018-A	2.550%	8/17/20	4,974	4,975
2,5,6Madison Park Funding XII Ltd., 3M USD
	LIBOR + 1.260%	3.538%	7/20/26	22,126	22,127
2,5,6Madison Park Funding XIII Ltd., 3M USD
	LIBOR + 0.950%	3.252%	4/19/30	33,570	33,513
2,5	MAPS Ltd.	4.458%	3/15/44	6,854	7,124
2,5,6Master Credit Card Trust II Series 2018-1A,
	1M USD LIBOR + 0.490%	2.659%	7/21/24	36,370	36,301
2,5	MMAF Equipment Finance LLC 2013-AA	2.570%	6/9/33	3,971	3,972
2	Nissan Auto Lease Trust 2018-B	3.250%	9/15/21	15,975	16,178
2,5	OneMain Direct Auto Receivables Trust	3.430%	12/16/24	39,255	39,977
2,5	OneMain Direct Auto Receivables Trust
	2017-2	2.310%	12/14/21	7,945	7,938
2,5	OneMain Financial Issuance Trust 2017-1	2.370%	9/14/32	23,742	23,732
2,5	OneMain Financial Issuance Trust 2019-1	3.480%	2/14/31	35,250	36,071
2	Santander Drive Auto Receivables Trust
	2018-5	2.970%	7/15/21	12,295	12,303
2	Santander Drive Auto Receivables Trust
	2018-5	3.190%	3/15/22	6,540	6,563
2,5	Santander Retail Auto Lease Trust 2019-A	2.720%	1/20/22	20,315	20,490
2,5	Santander Retail Auto Lease Trust 2019-B	2.300%	1/20/23	12,145	12,261
2	Seasoned Credit Risk Transfer Trust Series
	2018-4	3.500%	3/25/58	22,918	23,779
2	Seasoned Credit Risk Transfer Trust Series
	2019-1	3.500%	7/25/58	38,728	40,299
2	Seasoned Credit Risk Transfer Trust Series
	2019-3	3.500%	10/25/58	62,031	64,942
2,5	Securitized Term Auto Receivables Trust
	2018-2	3.060%	2/25/21	9,638	9,663
2,5	Securitized Term Auto Receivables Trust
	2018-2	3.325%	8/25/22	18,580	18,891
2,5,6Seneca Park CLO Ltd. 2014-1, 3M USD
	LIBOR + 1.120%	3.423%	7/17/26	14,448	14,446
2,5	SFAVE Commercial Mortgage Securities
	Trust 2015-5AVE	4.144%	1/5/43	27,300	30,295
2,5	SoFi Consumer Loan Program 2018-2 Trust	2.930%	4/26/27	5,406	5,410
2,5	SoFi Consumer Loan Program 2018-4 Trust	3.540%	11/26/27	20,000	20,205

2,5	SoFi Consumer Loan Program 2019-1 Trust	3.240%	2/25/28	23,047	23,305
2,5	Springleaf Funding Trust 2015-B	3.480%	5/15/28	23,420	23,662
2,5	START Ireland	4.089%	3/15/44	19,861	20,392
2,5,6Symphony CLO XIV Ltd., 3M USD LIBOR +
	1.280%	3.583%	7/14/26	38,610	38,612
2,5,6Thacher Park CLO Ltd., 3M USD LIBOR +
	1.160%	3.438%	10/20/26	15,318	15,316
5	Toronto-Dominion Bank	2.500%	1/18/22	76,400	77,690
2,5	Towd Point Mortgage Trust 2016-3	2.250%	4/25/56	1,635	1,630
2,5	Trillium Credit Card Trust II 2019-2A	3.038%	1/26/24	43,395	43,995
2	Utility Debt Securitization Authority Series
	2013T	3.435%	12/15/25	8,625	9,048
2,5	Vantage Data Centers LLC 2018-1A	4.072%	2/16/43	17,479	18,151
2,5	Vantage Data Centers LLC 2019-1A	3.188%	7/15/44	9,100	9,274
2	Verizon Owner Trust 2018-A	3.230%	4/20/23	21,145	21,595
2,5	Verus Securitization Trust 2019-2	3.211%	4/25/59	17,460	17,697
2,5,6Voya CLO 2014-1 Ltd., 3M USD LIBOR +
	0.990%	3.290%	4/18/31	20,685	20,464
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,772,126)					1,792,795
Corporate Bonds (21.9%)
Finance (8.3%)
	Banking (6.8%)
5	ABN AMRO Bank NV	2.450%	6/4/20	19,999	20,056
	American Express Credit Corp.	2.700%	3/3/22	54,990	56,049
	Banco Santander SA	3.125%	2/23/23	28,400	28,990
	Banco Santander SA	3.848%	4/12/23	16,400	17,130
	Bank of America Corp.	3.300%	1/11/23	7,905	8,216
2	Bank of America Corp.	2.816%	7/21/23	60,525	61,411
	Bank of America Corp.	3.004%	12/20/23	49,160	50,406
	Bank of America Corp.	4.125%	1/22/24	16,100	17,438
	Bank of America Corp.	4.000%	1/22/25	32,900	35,147
	Bank of America Corp.	3.500%	4/19/26	10,000	10,714
2	Bank of America Corp.	3.559%	4/23/27	86,705	92,325
2	Bank of America Corp.	3.593%	7/21/28	37,950	40,548
	Bank of America Corp.	3.419%	12/20/28	8,681	9,160
2	Bank of America Corp.	4.271%	7/23/29	74,365	83,957
2	Bank of America Corp.	3.974%	2/7/30	120,185	133,018
2	Bank of America Corp.	3.194%	7/23/30	35,285	36,827
	Bank of America Corp.	5.875%	2/7/42	9,965	14,270
	Bank of America Corp.	5.000%	1/21/44	39,433	51,507
2	Bank of America Corp.	3.946%	1/23/49	5,380	6,246
2	Bank of America Corp.	4.330%	3/15/50	78,120	95,096
	Bank of Montreal	3.100%	4/13/21	46,200	47,023
	Bank of New York Mellon Corp.	2.150%	2/24/20	61,325	61,372
	Bank of New York Mellon Corp.	2.200%	8/16/23	16,670	16,797
	Bank of New York Mellon Corp.	3.000%	2/24/25	27,990	29,185
	Bank of Nova Scotia	2.800%	7/21/21	25,650	26,013
	Bank of Nova Scotia	2.700%	8/3/26	63,160	64,754
	Barclays Bank plc	5.140%	10/14/20	11,905	12,185
2	Barclays plc	3.932%	5/7/25	55,605	57,122
6	Barclays plc, 3M USD LIBOR + 1.380%	3.548%	5/16/24	36,385	35,929
	BB&T Corp.	5.250%	11/1/19	8,000	8,036
	BB&T Corp.	3.200%	9/3/21	25,900	26,444
	BB&T Corp.	2.750%	4/1/22	61,300	62,359
	BB&T Corp.	3.700%	6/5/25	49,000	52,841
5	BNP Paribas SA	2.950%	5/23/22	4,105	4,170
	BNP Paribas SA	3.250%	3/3/23	7,620	7,931

5	BNP Paribas SA	3.800%	1/10/24	44,775	47,071
5	BNP Paribas SA	3.375%	1/9/25	60,670	62,932
5	BNP Paribas SA	3.500%	11/16/27	70,035	73,292
5	BPCE SA	5.700%	10/22/23	6,225	6,877
	BPCE SA	4.000%	4/15/24	30,615	33,095
5	BPCE SA	5.150%	7/21/24	43,790	47,895
5	BPCE SA	3.500%	10/23/27	64,230	67,434
	Branch Banking & Trust Co.	2.625%	1/15/22	45,425	45,964
6	Canadian Imperial Bank of Commerce, 3M
	USD LIBOR + 0.720%	3.130%	6/16/22	57,780	58,208
	Capital One Financial Corp.	2.500%	5/12/20	21,500	21,518
	Capital One Financial Corp.	4.750%	7/15/21	18,835	19,704
	Capital One Financial Corp.	3.750%	4/24/24	55,460	58,714
	Capital One Financial Corp.	3.200%	2/5/25	24,185	24,944
	Citibank NA	3.050%	5/1/20	67,400	67,770
	Citigroup Inc.	2.400%	2/18/20	65,200	65,268
	Citigroup Inc.	4.500%	1/14/22	33,920	35,774
	Citigroup Inc.	4.125%	7/25/28	14,550	15,877
2	Citigroup Inc.	3.520%	10/27/28	72,550	76,843
	Citigroup Inc.	6.625%	6/15/32	45,000	60,007
2	Citigroup Inc.	3.878%	1/24/39	37,030	41,465
	Citigroup Inc.	8.125%	7/15/39	4,638	7,759
	Comerica Bank	2.500%	7/23/24	27,415	28,013
	Commonwealth Bank of Australia	2.300%	3/12/20	20,290	20,319
5	Credit Agricole SA	3.750%	4/24/23	31,675	33,126
5	Credit Agricole SA	3.250%	10/4/24	24,375	25,105
5,6	Credit Agricole SA, 3M USD LIBOR +
	1.020%	3.303%	4/24/23	16,500	16,520
	Credit Suisse AG	3.000%	10/29/21	18,325	18,737
	Credit Suisse AG	3.625%	9/9/24	4,885	5,203
5	Credit Suisse Group AG	3.574%	1/9/23	20,675	21,185
2,5	Credit Suisse Group AG	4.207%	6/12/24	12,375	13,082
2,5	Credit Suisse Group AG	3.869%	1/12/29	10,980	11,689
5,6	Credit Suisse Group AG, 3M USD LIBOR +
	1.240%	3.676%	6/12/24	25,015	25,072
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	55,260	57,443
	Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	67,850	71,661
5	Danske Bank A/S	5.000%	1/12/22	21,605	22,752
5	Danske Bank A/S	3.875%	9/12/23	46,290	48,069
5	Danske Bank A/S	5.375%	1/12/24	28,240	31,096
	Deutsche Bank AG	4.250%	10/14/21	25,995	26,399
	Fifth Third Bank	2.875%	10/1/21	10,345	10,505
	Goldman Sachs Group Inc.	5.375%	3/15/20	30,790	31,309
	Goldman Sachs Group Inc.	2.600%	4/23/20	25,750	25,808
	Goldman Sachs Group Inc.	6.000%	6/15/20	11,090	11,423
	Goldman Sachs Group Inc.	5.250%	7/27/21	56,720	59,933
	Goldman Sachs Group Inc.	5.750%	1/24/22	40,725	43,962
	Goldman Sachs Group Inc.	3.000%	4/26/22	30,275	30,656
2	Goldman Sachs Group Inc.	2.876%	10/31/22	64,880	65,624
	Goldman Sachs Group Inc.	3.625%	1/22/23	35,320	36,969
	Goldman Sachs Group Inc.	3.500%	1/23/25	17,545	18,455
2	Goldman Sachs Group Inc.	3.272%	9/29/25	46,260	47,885
	Goldman Sachs Group Inc.	3.850%	1/26/27	17,980	19,194
2	Goldman Sachs Group Inc.	3.691%	6/5/28	15,055	16,003
2	Goldman Sachs Group Inc.	3.814%	4/23/29	23,795	25,582
2	Goldman Sachs Group Inc.	4.223%	5/1/29	67,740	75,040
	Goldman Sachs Group Inc.	6.750%	10/1/37	43,995	60,339

	Goldman Sachs Group Inc.	6.250%	2/1/41	28,005	39,752
	Goldman Sachs Group Inc.	4.800%	7/8/44	30,675	37,978
5	HSBC Bank plc	4.125%	8/12/20	15,000	15,286
5	HSBC Bank plc	4.750%	1/19/21	62,040	64,231
	HSBC Holdings plc	3.400%	3/8/21	33,270	33,801
	HSBC Holdings plc	4.000%	3/30/22	72,455	75,663
	HSBC Holdings plc	3.600%	5/25/23	60,200	62,809
	HSBC Holdings plc	3.900%	5/25/26	12,085	12,910
2	HSBC Holdings plc	4.041%	3/13/28	21,805	23,241
2	HSBC Holdings plc	4.583%	6/19/29	40,480	45,135
	HSBC Holdings plc	6.500%	5/2/36	25,000	33,467
	HSBC Holdings plc	6.100%	1/14/42	40,665	59,145
	HSBC Holdings plc	5.250%	3/14/44	13,210	16,326
6	HSBC Holdings plc, 3M USD LIBOR +
	1.000%	3.124%	5/18/24	26,340	26,374
	HSBC USA Inc.	2.350%	3/5/20	105,645	105,809
	HSBC USA Inc.	3.500%	6/23/24	28,025	29,590
	Huntington National Bank	2.400%	4/1/20	44,990	45,058
	ING Groep NV	3.150%	3/29/22	12,955	13,271
	ING Groep NV	3.950%	3/29/27	44,565	48,293
	JPMorgan Chase & Co.	4.350%	8/15/21	41,386	43,171
	JPMorgan Chase & Co.	4.500%	1/24/22	44,780	47,348
	JPMorgan Chase & Co.	3.250%	9/23/22	18,645	19,312
	JPMorgan Chase & Co.	3.375%	5/1/23	27,610	28,637
	JPMorgan Chase & Co.	3.875%	2/1/24	39,000	41,920
	JPMorgan Chase & Co.	3.900%	7/15/25	13,870	15,065
	JPMorgan Chase & Co.	4.125%	12/15/26	29,835	32,865
	JPMorgan Chase & Co.	4.250%	10/1/27	13,420	14,997
2	JPMorgan Chase & Co.	4.452%	12/5/29	64,735	74,315
	JPMorgan Chase & Co.	5.600%	7/15/41	96,000	133,646
	JPMorgan Chase & Co.	5.400%	1/6/42	18,035	24,747
	JPMorgan Chase & Co.	5.625%	8/16/43	16,100	22,042
	JPMorgan Chase & Co.	4.950%	6/1/45	15,000	19,217
2	JPMorgan Chase & Co.	3.964%	11/15/48	159,600	184,186
5	Macquarie Bank Ltd.	2.400%	1/21/20	12,610	12,615
2,5	Macquarie Group Ltd.	4.150%	3/27/24	49,500	52,284
	Manufacturers & Traders Trust Co.	2.100%	2/6/20	17,870	17,873
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	24,685	25,646
	Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	67,980	68,796
	Morgan Stanley	5.625%	9/23/19	24,355	24,394
	Morgan Stanley	5.750%	1/25/21	79,825	83,726
	Morgan Stanley	2.500%	4/21/21	21,815	21,949
	Morgan Stanley	2.625%	11/17/21	30,000	30,303
	Morgan Stanley	2.750%	5/19/22	63,420	64,477
	Morgan Stanley	3.875%	4/29/24	97,010	104,145
	Morgan Stanley	3.700%	10/23/24	29,050	31,002
2	Morgan Stanley	2.720%	7/22/25	53,860	54,975
	Morgan Stanley	4.000%	7/23/25	29,455	31,939
	Morgan Stanley	3.125%	7/27/26	11,435	11,865
	Morgan Stanley	6.250%	8/9/26	20,000	24,435
	Morgan Stanley	3.625%	1/20/27	64,000	68,452
2	Morgan Stanley	3.772%	1/24/29	56,905	61,597
	Morgan Stanley	4.300%	1/27/45	18,360	21,788
2,5	Nationwide Building Society	3.622%	4/26/23	23,975	24,425
5	NBK SPC Ltd.	2.750%	5/30/22	56,530	57,007
	PNC Bank NA	3.300%	10/30/24	18,195	19,236
	PNC Bank NA	4.200%	11/1/25	16,650	18,502

	PNC Bank NA	3.100%	10/25/27	41,975	44,602
	PNC Bank NA	3.250%	1/22/28	60,465	64,922
	PNC Financial Services Group Inc.	3.900%	4/29/24	41,565	44,345
	Royal Bank of Canada	2.750%	2/1/22	43,960	44,857
	Santander Holdings USA Inc.	2.650%	4/17/20	23,185	23,196
	Santander Holdings USA Inc.	3.700%	3/28/22	33,065	33,913
	Santander Holdings USA Inc.	3.400%	1/18/23	20,375	20,927
5	Skandinaviska Enskilda Banken AB	2.450%	5/27/20	61,300	61,447
5	Societe Generale SA	3.250%	1/12/22	38,635	39,329
2	State Street Corp.	2.653%	5/15/23	30,770	31,191
	SunTrust Bank	3.300%	5/15/26	12,895	13,516
	Synchrony Bank	3.650%	5/24/21	46,195	47,116
	Toronto-Dominion Bank	2.500%	12/14/20	49,340	49,663
5	UBS AG	2.200%	6/8/20	53,390	53,468
2,5	UBS Group AG	3.126%	8/13/30	19,065	19,627
5	UBS Group Funding Jersey Ltd.	2.950%	9/24/20	44,570	44,985
5	UBS Group Funding Jersey Ltd.	3.000%	4/15/21	5,130	5,196
	US Bancorp	2.625%	1/24/22	46,910	47,778
	US Bancorp	3.700%	1/30/24	52,500	56,365
	Wells Fargo & Co.	2.150%	1/30/20	46,155	46,155
	Wells Fargo & Co.	3.000%	1/22/21	26,735	27,089
	Wells Fargo & Co.	3.500%	3/8/22	64,245	66,476
	Wells Fargo & Co.	3.069%	1/24/23	12,990	13,276
	Wells Fargo & Co.	3.450%	2/13/23	48,895	50,756
	Wells Fargo & Co.	4.480%	1/16/24	46,156	50,047
	Wells Fargo & Co.	3.750%	1/24/24	50,755	53,946
	Wells Fargo & Co.	3.550%	9/29/25	32,170	34,203
	Wells Fargo & Co.	3.000%	4/22/26	39,405	40,846
2	Wells Fargo & Co.	3.196%	6/17/27	60,555	63,151
	Wells Fargo & Co.	5.606%	1/15/44	68,281	91,652
	Wells Fargo & Co.	4.650%	11/4/44	10,315	12,341
	Wells Fargo & Co.	4.900%	11/17/45	19,160	23,925
	Wells Fargo & Co.	4.400%	6/14/46	73,300	85,142
	Wells Fargo & Co.	4.750%	12/7/46	23,150	28,416
	Westpac Banking Corp.	2.300%	5/26/20	22,554	22,593

	Brokerage (0.0%)
	Ameriprise Financial Inc.	5.300%	3/15/20	11,590	11,776
	Charles Schwab Corp.	3.200%	3/2/27	19,665	20,853

	Insurance (1.3%)
	ACE Capital Trust II	9.700%	4/1/30	20,000	29,000
	Aetna Inc.	2.800%	6/15/23	25,660	26,069
5	AIA Group Ltd.	3.600%	4/9/29	50,475	54,817
	American International Group Inc.	4.250%	3/15/29	36,550	40,527
	Anthem Inc.	3.700%	8/15/21	10,000	10,271
	Anthem Inc.	3.300%	1/15/23	42,468	43,863
	Anthem Inc.	3.650%	12/1/27	26,975	28,603
	Anthem Inc.	4.101%	3/1/28	40,910	44,586
	Anthem Inc.	4.650%	8/15/44	13,445	15,488
	Anthem Inc.	4.375%	12/1/47	7,020	7,873
	Chubb Corp.	6.000%	5/11/37	50,000	70,344
	Chubb INA Holdings Inc.	2.300%	11/3/20	6,330	6,355
	Chubb INA Holdings Inc.	3.350%	5/15/24	22,345	23,750
	Chubb INA Holdings Inc.	4.350%	11/3/45	29,835	37,695
	Cigna Holding Co.	3.250%	4/15/25	31,655	32,758
5	Farmers Exchange Capital	7.050%	7/15/28	25,000	31,174

5 Five Corners Funding Trust	4.419%	11/15/23	5,935	6,442
5 Jackson National Life Global Funding	3.250%	1/30/24	24,070	25,157
5 Jackson National Life Insurance Co.	8.150%	3/15/27	18,890	25,371
5 Liberty Mutual Group Inc.	4.250%	6/15/23	3,160	3,366
5 Liberty Mutual Group Inc.	4.569%	2/1/29	11,170	12,630
5 Liberty Mutual Insurance Co.	7.875%	10/15/26	31,210	39,969
Marsh & McLennan Cos. Inc.	4.375%	3/15/29	23,405	26,873
Marsh & McLennan Cos. Inc.	4.900%	3/15/49	9,470	12,202
MetLife Inc.	3.600%	4/10/24	35,035	37,348
MetLife Inc.	4.125%	8/13/42	5,565	6,383
MetLife Inc.	4.875%	11/13/43	20,820	26,404
5 Metropolitan Life Global Funding I	3.450%	10/9/21	29,155	29,935
5 Metropolitan Life Global Funding I	2.650%	4/8/22	13,770	13,971
5 Metropolitan Life Global Funding I	3.450%	12/18/26	23,660	25,445
5 Metropolitan Life Global Funding I	3.000%	9/19/27	21,455	22,522
5 New York Life Global Funding	2.900%	1/17/24	29,050	30,108
5 New York Life Insurance Co.	5.875%	5/15/33	55,395	75,799
5 New York Life Insurance Co.	4.450%	5/15/69	15,270	18,628
5 Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	24,134	27,184
Prudential Financial Inc.	4.500%	11/15/20	24,365	25,073
5 Teachers Insurance & Annuity Assn. of
America	4.900%	9/15/44	24,830	31,182
5 Teachers Insurance & Annuity Assn. of
America	4.270%	5/15/47	42,390	49,593
Torchmark Corp.	7.875%	5/15/23	45,000	53,688
UnitedHealth Group Inc.	3.875%	10/15/20	27,960	28,431
UnitedHealth Group Inc.	2.875%	3/15/22	4,696	4,790
UnitedHealth Group Inc.	2.875%	3/15/23	16,000	16,460
UnitedHealth Group Inc.	3.100%	3/15/26	15,350	16,149
UnitedHealth Group Inc.	3.850%	6/15/28	34,565	38,450
UnitedHealth Group Inc.	4.625%	7/15/35	9,595	11,787
UnitedHealth Group Inc.	4.250%	3/15/43	67,400	77,578
UnitedHealth Group Inc.	4.750%	7/15/45	30,995	38,423
UnitedHealth Group Inc.	4.200%	1/15/47	8,620	10,049
UnitedHealth Group Inc.	4.250%	6/15/48	22,215	25,841

Real Estate Investment Trusts (0.2%)
AvalonBay Communities Inc.	3.625%	10/1/20	20,780	21,033
Boston Properties LP	3.125%	9/1/23	13,275	13,727
Boston Properties LP	3.800%	2/1/24	1,750	1,860
Realty Income Corp.	4.650%	8/1/23	25,010	27,303
Simon Property Group LP	3.750%	2/1/24	3,265	3,491
Simon Property Group LP	3.375%	10/1/24	10,055	10,651
5 WEA Finance LLC	4.125%	9/20/28	21,310	23,462
5 WEA Finance LLC	4.625%	9/20/48	27,205	32,871
5 WEA Finance LLC / Westfield UK & Europe
Finance plc	2.700%	9/17/19	22,360	22,360
				8,836,527
Industrial (10.9%)
Basic Industry (0.0%)
International Paper Co.	4.350%	8/15/48	45,400	47,832
2 Rohm and Haas Holdings Ltd.	9.800%	4/15/20	750	770

Capital Goods (0.8%)
5 BAE Systems Holdings Inc.	2.850%	12/15/20	6,060	6,092
5 BAE Systems Holdings Inc.	3.850%	12/15/25	11,010	11,694
Boeing Co.	2.700%	2/1/27	17,155	17,611

Boeing Co.	8.625%	11/15/31	9,460	14,570
Boeing Co.	5.875%	2/15/40	4,825	6,696
Caterpillar Financial Services Corp.	2.625%	3/1/23	46,800	47,858
Caterpillar Inc.	3.900%	5/27/21	46,914	48,437
Caterpillar Inc.	2.600%	6/26/22	11,345	11,524
Caterpillar Inc.	3.400%	5/15/24	14,200	15,114
Deere & Co.	7.125%	3/3/31	17,500	25,692
General Dynamics Corp.	2.875%	5/11/20	54,380	54,707
General Dynamics Corp.	3.875%	7/15/21	14,925	15,449
General Electric Co.	2.700%	10/9/22	9,965	9,893
General Electric Co.	3.100%	1/9/23	8,635	8,662
Honeywell International Inc.	4.250%	3/1/21	40,681	42,074
Illinois Tool Works Inc.	3.500%	3/1/24	52,955	56,063
John Deere Capital Corp.	3.450%	3/13/25	43,145	46,054
Lockheed Martin Corp.	2.900%	3/1/25	10,450	10,909
Lockheed Martin Corp.	4.500%	5/15/36	8,015	9,779
Lockheed Martin Corp.	4.700%	5/15/46	14,370	18,595
Lockheed Martin Corp.	4.090%	9/15/52	5,500	6,621
Parker-Hannifin Corp.	3.250%	6/14/29	9,650	10,131
Parker-Hannifin Corp.	4.450%	11/21/44	17,735	20,781
5 Siemens Financieringsmaatschappij NV	2.900%	5/27/22	39,625	40,483
5 Siemens Financieringsmaatschappij NV	3.125%	3/16/24	61,400	64,063
5 Siemens Financieringsmaatschappij NV	4.400%	5/27/45	34,365	41,503
Stanley Black & Decker Inc.	4.850%	11/15/48	24,455	31,521
United Technologies Corp.	3.100%	6/1/22	7,010	7,234
United Technologies Corp.	4.125%	11/16/28	16,675	19,064
United Technologies Corp.	6.050%	6/1/36	20,325	27,505
United Technologies Corp.	6.125%	7/15/38	37,300	51,954
United Technologies Corp.	4.450%	11/16/38	9,325	11,267
United Technologies Corp.	4.500%	6/1/42	16,902	20,360
United Technologies Corp.	3.750%	11/1/46	5,923	6,538

Communication (1.6%)
America Movil SAB de CV	3.125%	7/16/22	84,600	86,882
America Movil SAB de CV	3.625%	4/22/29	26,990	29,188
America Movil SAB de CV	6.125%	3/30/40	7,380	10,274
American Tower Corp.	3.450%	9/15/21	30,665	31,374
American Tower Corp.	5.000%	2/15/24	2,770	3,078
American Tower Corp.	4.400%	2/15/26	7,315	8,055
American Tower Corp.	3.800%	8/15/29	41,725	44,915
AT&T Inc.	2.450%	6/30/20	12,000	12,015
AT&T Inc.	4.600%	2/15/21	5,000	5,145
AT&T Inc.	4.450%	5/15/21	10,000	10,381
AT&T Inc.	3.600%	7/15/25	22,350	23,649
AT&T Inc.	4.900%	8/15/37	4,630	5,322
AT&T Inc.	4.850%	3/1/39	29,900	34,249
CBS Corp.	4.300%	2/15/21	27,830	28,523
Comcast Corp.	3.000%	2/1/24	25,345	26,325
Comcast Corp.	3.600%	3/1/24	50,730	54,123
Comcast Corp.	3.375%	2/15/25	2,540	2,691
Comcast Corp.	2.350%	1/15/27	19,620	19,656
Comcast Corp.	4.250%	1/15/33	42,890	49,680
Comcast Corp.	4.200%	8/15/34	26,890	31,299
Comcast Corp.	5.650%	6/15/35	4,725	6,255
Comcast Corp.	4.400%	8/15/35	32,325	37,906
Comcast Corp.	6.500%	11/15/35	4,720	6,661
Comcast Corp.	6.400%	5/15/38	968	1,383

	Comcast Corp.	4.600%	10/15/38	48,045	58,207
	Comcast Corp.	4.650%	7/15/42	47,970	58,544
	Comcast Corp.	4.500%	1/15/43	22,000	26,113
	Comcast Corp.	4.750%	3/1/44	34,643	42,127
	Comcast Corp.	4.600%	8/15/45	43,296	52,338
	Comcast Corp.	3.969%	11/1/47	8,452	9,447
	Comcast Corp.	4.000%	3/1/48	12,180	13,762
	Comcast Corp.	4.700%	10/15/48	45,435	56,741
	Comcast Corp.	3.999%	11/1/49	23,162	26,030
	Comcast Corp.	4.049%	11/1/52	2,670	3,064
	Comcast Corp.	4.950%	10/15/58	35,175	46,206
5	Cox Communications Inc.	3.250%	12/15/22	27,995	28,826
5	Cox Communications Inc.	2.950%	6/30/23	5,870	5,990
5	Cox Communications Inc.	3.150%	8/15/24	7,268	7,505
5	Cox Communications Inc.	4.800%	2/1/35	30,000	32,960
5	Cox Communications Inc.	6.450%	12/1/36	5,850	7,387
5	Cox Communications Inc.	4.600%	8/15/47	4,435	4,917
	Crown Castle International Corp.	3.650%	9/1/27	10,215	10,816
	Crown Castle International Corp.	3.800%	2/15/28	8,435	8,987
5	Fox Corp.	5.576%	1/25/49	9,775	12,724
	NBCUniversal Media LLC	4.375%	4/1/21	23,900	24,792
	NBCUniversal Media LLC	2.875%	1/15/23	9,760	10,070
	NBCUniversal Media LLC	4.450%	1/15/43	10,370	12,168
	Orange SA	4.125%	9/14/21	60,990	63,396
	Orange SA	9.000%	3/1/31	20,280	31,879
5	SK Telecom Co. Ltd.	3.750%	4/16/23	11,995	12,565
5	Sky Ltd.	2.625%	9/16/19	38,021	38,021
5	Sky Ltd.	3.750%	9/16/24	45,046	48,475
2,5	Sprint Spectrum Co LLC / Sprint Spectrum
	Co II LLC / Sprint Spectrum Co III LLC	4.738%	3/20/25	46,090	48,855
	Time Warner Entertainment Co. LP	8.375%	3/15/23	3,925	4,659
	Verizon Communications Inc.	4.812%	3/15/39	85,963	104,733
	Verizon Communications Inc.	4.750%	11/1/41	11,880	14,387
	Verizon Communications Inc.	4.862%	8/21/46	36,117	44,999
	Verizon Communications Inc.	5.012%	4/15/49	21,754	27,797
	Verizon Communications Inc.	4.672%	3/15/55	11,007	13,469
	Vodafone Group plc	5.000%	5/30/38	1,895	2,201
	Vodafone Group plc	5.250%	5/30/48	45,220	54,227
5	Walt Disney Co.	3.000%	9/15/22	11,891	12,282
	Walt Disney Co.	4.125%	6/1/44	23,115	28,182

	Consumer Cyclical (1.0%)
	Alibaba Group Holding Ltd.	2.500%	11/28/19	12,965	12,965
	Alibaba Group Holding Ltd.	3.125%	11/28/21	2,515	2,558
	Alibaba Group Holding Ltd.	3.600%	11/28/24	39,860	42,081
	Alibaba Group Holding Ltd.	3.400%	12/6/27	85,240	89,308
	Amazon.com Inc.	2.500%	11/29/22	34,760	35,470
	Amazon.com Inc.	2.800%	8/22/24	26,480	27,622
	Amazon.com Inc.	4.800%	12/5/34	37,370	47,548
	Amazon.com Inc.	4.950%	12/5/44	22,605	30,211
	Amazon.com Inc.	4.250%	8/22/57	51,360	65,796
	AutoZone Inc.	3.700%	4/15/22	46,136	48,051
5	BMW US Capital LLC	2.000%	4/11/21	21,300	21,254
5	Daimler Finance North America LLC	2.200%	5/5/20	16,565	16,560
5	Daimler Finance North America LLC	2.450%	5/18/20	8,340	8,341
5	Daimler Finance North America LLC	2.300%	2/12/21	34,470	34,457
5	Daimler Finance North America LLC	3.875%	9/15/21	3,961	4,080

5	Daimler Finance North America LLC	3.250%	8/1/24	5,870	6,045
	Ford Motor Credit Co. LLC	3.157%	8/4/20	26,655	26,766
	General Motors Financial Co. Inc.	3.550%	4/9/21	16,395	16,684
	General Motors Financial Co. Inc.	3.950%	4/13/24	57,810	59,817
	Home Depot Inc.	2.700%	4/1/23	31,170	32,138
	Home Depot Inc.	3.900%	12/6/28	10,250	11,641
	Home Depot Inc.	4.400%	3/15/45	28,655	35,526
	Home Depot Inc.	4.500%	12/6/48	12,215	15,544
5	Hyundai Capital America	2.550%	4/3/20	28,910	28,938
5,6	Hyundai Capital America, 3M USD LIBOR +
	0.940%	3.243%	7/8/21	50,400	50,444
	Lowe's Cos. Inc.	3.100%	5/3/27	68,700	71,614
	Lowe's Cos. Inc.	6.500%	3/15/29	13,301	17,251
	Lowe's Cos. Inc.	4.550%	4/5/49	32,110	37,560
	McDonald's Corp.	2.625%	1/15/22	7,805	7,922
	McDonald's Corp.	3.250%	6/10/24	5,460	5,759
	McDonald's Corp.	4.875%	12/9/45	9,940	12,195
	Starbucks Corp.	4.500%	11/15/48	36,060	42,266
5	Volkswagen Group of America Finance LLC	2.450%	11/20/19	16,935	16,933
	Walmart Inc.	2.550%	4/11/23	38,325	39,292
	Walmart Inc.	3.550%	6/26/25	56,910	61,792
	Walmart Inc.	3.625%	12/15/47	14,215	16,609

	Consumer Noncyclical (3.7%)
	Allergan Funding SCS	3.450%	3/15/22	18,695	19,199
	Allergan Funding SCS	3.800%	3/15/25	15,725	16,546
	Allergan Funding SCS	4.850%	6/15/44	18,000	19,737
	Altria Group Inc.	4.750%	5/5/21	23,376	24,369
	Altria Group Inc.	2.850%	8/9/22	18,810	19,201
	Altria Group Inc.	4.800%	2/14/29	26,500	30,016
	Altria Group Inc.	4.500%	5/2/43	10,705	11,498
	Altria Group Inc.	3.875%	9/16/46	22,775	22,378
	AmerisourceBergen Corp.	3.500%	11/15/21	12,320	12,607
	Amgen Inc.	3.875%	11/15/21	13,315	13,762
	Amgen Inc.	5.150%	11/15/41	36,380	44,459
	Anheuser-Busch Cos. LLC / Anheuser-Busch
	InBev Worldwide Inc.	4.700%	2/1/36	35,700	41,593
	Anheuser-Busch Cos. LLC / Anheuser-Busch
	InBev Worldwide Inc.	6.500%	1/1/28	19,550	24,739
	Anheuser-Busch Cos. LLC / Anheuser-Busch
	InBev Worldwide Inc.	4.900%	2/1/46	61,085	73,024
	Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	67,769	70,533
	Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	117,831	119,675
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	4,100	4,876
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	19,610	20,133
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	14,225	16,510
	Archer-Daniels-Midland Co.	4.500%	3/15/49	35,045	44,930
2	Ascension Health	4.847%	11/15/53	44,750	60,358
	AstraZeneca plc	1.950%	9/18/19	12,065	12,062
	AstraZeneca plc	2.375%	11/16/20	44,480	44,609
	AstraZeneca plc	4.000%	1/17/29	50,410	56,522
	AstraZeneca plc	6.450%	9/15/37	23,385	33,423
	BAT Capital Corp.	3.557%	8/15/27	63,450	65,037
5	BAT International Finance plc	2.750%	6/15/20	21,250	21,299
5	BAT International Finance plc	3.250%	6/7/22	58,280	59,720
5	Bayer US Finance II LLC	4.250%	12/15/25	92,955	99,965
5	Bayer US Finance LLC	2.375%	10/8/19	7,510	7,507

5 Bayer US Finance LLC	3.000%	10/8/21	46,850	47,442
5 Bayer US Finance LLC	3.375%	10/8/24	33,220	34,338
Biogen Inc.	2.900%	9/15/20	21,115	21,245
Boston Scientific Corp.	4.000%	3/1/29	6,810	7,598
5 Bristol-Myers Squibb Co.	3.400%	7/26/29	31,020	33,509
5 Bristol-Myers Squibb Co.	4.125%	6/15/39	17,720	20,513
5 Bristol-Myers Squibb Co.	4.250%	10/26/49	27,275	32,633
Cardinal Health Inc.	2.400%	11/15/19	27,350	27,335
Cardinal Health Inc.	4.500%	11/15/44	28,805	28,016
5 Cargill Inc.	4.307%	5/14/21	60,532	62,709
5 Cargill Inc.	6.875%	5/1/28	19,355	25,105
5 Cargill Inc.	4.760%	11/23/45	28,190	36,423
Celgene Corp.	3.250%	8/15/22	16,250	16,805
Celgene Corp.	3.550%	8/15/22	24,575	25,535
Celgene Corp.	2.750%	2/15/23	4,553	4,652
Celgene Corp.	3.250%	2/20/23	7,830	8,121
Celgene Corp.	4.000%	8/15/23	1,500	1,604
Cigna Corp.	4.375%	10/15/28	18,600	20,698
Cigna Corp.	4.800%	8/15/38	26,415	30,666
Cigna Corp.	4.900%	12/15/48	18,300	21,437
Coca-Cola Co.	4.500%	9/1/21	8,430	8,718
Coca-Cola European Partners plc	3.500%	9/15/20	9,900	10,008
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	34,200	36,419
Colgate-Palmolive Co.	7.600%	5/19/25	13,920	17,865
CommonSpirit Health	2.950%	11/1/22	18,735	19,058
CommonSpirit Health	4.200%	8/1/23	9,885	10,507
CommonSpirit Health	2.760%	10/1/24	29,395	29,888
CommonSpirit Health	3.347%	10/1/29	44,320	45,626
2 CommonSpirit Health	4.350%	11/1/42	23,365	25,411
CommonSpirit Health	4.187%	10/1/49	40,235	43,055
Conagra Brands Inc.	4.600%	11/1/25	7,855	8,669
Conagra Brands Inc.	5.300%	11/1/38	23,500	27,366
Constellation Brands Inc.	2.700%	5/9/22	2,385	2,419
CVS Health Corp.	2.750%	12/1/22	40,255	40,866
CVS Health Corp.	4.875%	7/20/35	6,900	7,785
CVS Health Corp.	5.125%	7/20/45	31,100	36,145
5 Danone SA	2.947%	11/2/26	30,550	31,590
Diageo Capital plc	2.625%	4/29/23	48,310	49,374
Diageo Investment Corp.	2.875%	5/11/22	26,991	27,677
Dignity Health	3.812%	11/1/24	20,780	22,386
Dignity Health	2.637%	11/1/19	5,595	5,595
Eli Lilly & Co.	3.700%	3/1/45	24,450	27,052
5 EMD Finance LLC	2.950%	3/19/22	23,660	24,008
5 Forest Laboratories Inc.	4.875%	2/15/21	4,184	4,305
Gilead Sciences Inc.	2.550%	9/1/20	26,330	26,463
Gilead Sciences Inc.	3.700%	4/1/24	26,895	28,608
Gilead Sciences Inc.	3.500%	2/1/25	22,335	23,719
Gilead Sciences Inc.	4.500%	2/1/45	32,375	37,736
Gilead Sciences Inc.	4.750%	3/1/46	7,340	8,902
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	31,740	32,635
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	45,000	59,436
GlaxoSmithKline Capital plc	2.850%	5/8/22	28,930	29,549
5 Imperial Tobacco Finance plc	3.750%	7/21/22	34,745	35,916
Kaiser Foundation Hospitals	3.500%	4/1/22	10,611	11,049
Kaiser Foundation Hospitals	3.150%	5/1/27	17,935	19,155
Kaiser Foundation Hospitals	4.875%	4/1/42	14,250	18,614
Kraft Heinz Foods Co.	5.000%	7/15/35	8,940	9,601

Kraft Heinz Foods Co.	4.375%	6/1/46	57,690	55,215
Kroger Co.	3.850%	8/1/23	10,770	11,395
Kroger Co.	4.000%	2/1/24	22,290	23,852
Medtronic Inc.	3.150%	3/15/22	28,280	29,245
Medtronic Inc.	3.500%	3/15/25	19,247	20,728
Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	12,320	15,267
Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	10,630	13,421
Merck & Co. Inc.	2.350%	2/10/22	30,760	31,207
Merck & Co. Inc.	2.800%	5/18/23	54,775	56,804
Merck & Co. Inc.	2.750%	2/10/25	47,090	48,964
Merck & Co. Inc.	3.400%	3/7/29	49,240	54,198
Merck & Co. Inc.	4.150%	5/18/43	22,090	27,106
Merck & Co. Inc.	4.000%	3/7/49	67,385	81,312
Mercy Health	4.302%	7/1/28	20,339	23,191
Molson Coors Brewing Co.	3.500%	5/1/22	16,525	17,053
Molson Coors Brewing Co.	3.000%	7/15/26	23,275	23,558
New York & Presbyterian Hospital	4.024%	8/1/45	7,155	8,624
Novartis Capital Corp.	3.400%	5/6/24	16,695	17,854
Novartis Capital Corp.	4.400%	5/6/44	25,896	32,416
Partners Healthcare System	3.443%	7/1/21	1,950	2,004
PepsiCo Inc.	4.000%	3/5/42	51,391	60,823
Pfizer Inc.	3.000%	6/15/23	47,025	48,990
Pfizer Inc.	3.450%	3/15/29	70,335	76,926
Pfizer Inc.	4.100%	9/15/38	53,995	63,837
Philip Morris International Inc.	4.500%	3/26/20	8,250	8,361
Philip Morris International Inc.	4.125%	5/17/21	43,025	44,510
Philip Morris International Inc.	2.500%	8/22/22	21,645	21,903
Philip Morris International Inc.	2.625%	3/6/23	46,850	47,701
Philip Morris International Inc.	3.600%	11/15/23	7,000	7,387
Philip Morris International Inc.	3.375%	8/11/25	14,440	15,213
Philip Morris International Inc.	4.875%	11/15/43	6,185	7,277
2 Procter & Gamble - Esop	9.360%	1/1/21	10,668	11,315
2 Providence St. Joseph Health Obligated
Group	3.930%	10/1/48	11,805	13,848
5 Roche Holdings Inc.	2.875%	9/29/21	33,000	33,577
Sanofi	4.000%	3/29/21	44,090	45,499
5 Sigma Alimentos SA de CV	4.125%	5/2/26	14,750	15,193
5 South Carolina Electric & Gas Co.	3.500%	6/15/22	8,980	9,247
SSM Health Care Corp.	3.823%	6/1/27	34,910	38,364
Teva Pharmaceutical Finance Netherlands III
BV	2.800%	7/21/23	37,215	31,354
Unilever Capital Corp.	4.250%	2/10/21	95,235	98,236
Wyeth LLC	5.950%	4/1/37	25,000	34,701
Zeneca Wilmington Inc.	7.000%	11/15/23	29,000	34,240

Energy (1.1%)
5 BG Energy Capital plc	4.000%	10/15/21	5,000	5,184
5 BG Energy Capital plc	5.125%	10/15/41	19,400	25,076
BP Capital Markets America Inc.	4.500%	10/1/20	16,000	16,431
BP Capital Markets America Inc.	3.245%	5/6/22	35,000	36,134
BP Capital Markets plc	2.315%	2/13/20	5,855	5,863
BP Capital Markets plc	3.062%	3/17/22	43,130	44,305
BP Capital Markets plc	2.500%	11/6/22	22,000	22,315
BP Capital Markets plc	3.994%	9/26/23	16,185	17,394
BP Capital Markets plc	3.814%	2/10/24	38,938	41,689
BP Capital Markets plc	3.506%	3/17/25	50,285	53,554
Chevron Corp.	3.191%	6/24/23	49,470	51,828

	Cimarex Energy Co.	4.375%	6/1/24	31,555	33,306
	ConocoPhillips Co.	4.950%	3/15/26	4,385	5,098
	Dominion Energy Gas Holdings LLC	3.550%	11/1/23	21,445	22,463
	Dominion Energy Gas Holdings LLC	4.800%	11/1/43	4,185	5,242
	Dominion Energy Gas Holdings LLC	4.600%	12/15/44	24,863	30,143
	Energy Transfer Operating LP	5.250%	4/15/29	40,000	45,730
	Enterprise Products Operating LLC	4.250%	2/15/48	26,420	28,679
	Exxon Mobil Corp.	2.726%	3/1/23	11,910	12,278
	Exxon Mobil Corp.	3.043%	3/1/26	8,115	8,590
	Exxon Mobil Corp.	2.275%	8/16/26	36,735	37,181
	Exxon Mobil Corp.	2.440%	8/16/29	25,195	25,779
	Exxon Mobil Corp.	4.114%	3/1/46	12,060	14,626
	Noble Energy Inc.	4.150%	12/15/21	15,961	16,490
	Occidental Petroleum Corp.	2.700%	2/15/23	10,750	10,762
	Occidental Petroleum Corp.	3.400%	4/15/26	8,035	8,159
	Plains All American Pipeline LP / PAA
	Finance Corp.	3.850%	10/15/23	36,775	38,185
5	Schlumberger Holdings Corp.	3.900%	5/17/28	31,025	32,954
5	Schlumberger Investment SA	2.400%	8/1/22	23,925	24,086
	Schlumberger Investment SA	3.650%	12/1/23	44,520	46,998
	Shell International Finance BV	3.250%	5/11/25	11,051	11,735
	Shell International Finance BV	4.125%	5/11/35	43,465	50,506
	Shell International Finance BV	5.500%	3/25/40	12,990	17,541
	Shell International Finance BV	4.375%	5/11/45	96,700	118,401
	Suncor Energy Inc.	5.950%	12/1/34	20,700	27,322
	Sunoco Logistics Partners Operations LP	4.400%	4/1/21	30,900	31,772
	Total Capital International SA	2.700%	1/25/23	36,510	37,393
	Total Capital International SA	3.750%	4/10/24	41,500	44,550
	TransCanada PipeLines Ltd.	3.800%	10/1/20	47,125	47,841
	TransCanada PipeLines Ltd.	4.875%	1/15/26	47,256	53,170

	Other Industrial (0.2%)
	Georgetown University	4.315%	4/1/49	7,355	9,502
2	Johns Hopkins University	4.083%	7/1/53	26,970	33,515
5	SBA Tower Trust	3.168%	4/11/22	48,960	49,819
5	SBA Tower Trust	3.448%	3/15/23	23,770	24,447
2,5	SBA Tower Trust	2.898%	10/15/44	46,310	46,320

	Technology (2.0%)
	Apple Inc.	3.000%	2/9/24	22,535	23,553
	Apple Inc.	3.450%	5/6/24	39,950	42,799
	Apple Inc.	2.850%	5/11/24	44,990	46,862
	Apple Inc.	2.750%	1/13/25	21,495	22,346
	Apple Inc.	3.250%	2/23/26	37,631	40,308
	Apple Inc.	2.450%	8/4/26	43,466	44,456
	Apple Inc.	3.350%	2/9/27	55,925	60,444
	Apple Inc.	3.200%	5/11/27	39,185	41,910
	Apple Inc.	2.900%	9/12/27	55,355	58,194
	Apple Inc.	3.850%	5/4/43	17,000	19,396
	Apple Inc.	4.450%	5/6/44	5,075	6,288
	Apple Inc.	3.850%	8/4/46	36,890	42,533
	Broadcom Corp. / Broadcom Cayman
	Finance Ltd.	3.625%	1/15/24	35,975	36,743
	Cisco Systems Inc.	2.500%	9/20/26	15,676	16,268
	Fiserv Inc.	3.200%	7/1/26	23,105	24,178
	Intel Corp.	2.875%	5/11/24	29,395	30,640
	Intel Corp.	4.100%	5/19/46	51,605	61,727

International Business Machines Corp.	8.375%	11/1/19	25,000	25,233
International Business Machines Corp.	3.375%	8/1/23	70,925	74,460
International Business Machines Corp.	3.625%	2/12/24	35,000	37,264
International Business Machines Corp.	3.000%	5/15/24	86,100	89,509
International Business Machines Corp.	3.300%	5/15/26	155,985	165,503
International Business Machines Corp.	3.500%	5/15/29	103,700	112,620
International Business Machines Corp.	5.875%	11/29/32	20,240	26,705
Microsoft Corp.	3.625%	12/15/23	16,000	17,233
Microsoft Corp.	2.875%	2/6/24	70,885	74,241
Microsoft Corp.	3.125%	11/3/25	31,615	33,887
Microsoft Corp.	2.400%	8/8/26	53,545	55,360
Microsoft Corp.	3.500%	2/12/35	23,520	26,491
Microsoft Corp.	3.450%	8/8/36	65,320	73,381
Microsoft Corp.	4.100%	2/6/37	45,385	54,771
Microsoft Corp.	4.450%	11/3/45	14,250	18,536
Microsoft Corp.	3.700%	8/8/46	61,115	72,003
Microsoft Corp.	4.250%	2/6/47	91,700	116,834
Oracle Corp.	2.500%	5/15/22	46,930	47,570
Oracle Corp.	2.950%	11/15/24	79,830	83,337
Oracle Corp.	2.950%	5/15/25	13,635	14,238
Oracle Corp.	3.250%	11/15/27	111,485	119,485
Oracle Corp.	4.000%	11/15/47	32,175	36,971
QUALCOMM Inc.	2.600%	1/30/23	26,010	26,495
QUALCOMM Inc.	2.900%	5/20/24	37,735	38,974
5 Tencent Holdings Ltd.	3.575%	4/11/26	6,595	6,954
5 Tencent Holdings Ltd.	3.595%	1/19/28	57,300	60,237
5 Tencent Holdings Ltd.	3.975%	4/11/29	32,420	35,126

Transportation (0.5%)
Burlington Northern Santa Fe LLC	3.050%	3/15/22	7,595	7,795
Burlington Northern Santa Fe LLC	3.000%	3/15/23	21,397	22,138
Burlington Northern Santa Fe LLC	3.850%	9/1/23	20,891	22,300
Burlington Northern Santa Fe LLC	3.250%	6/15/27	8,090	8,674
2 Continental Airlines 2007-1 Class A Pass
Through Trust	5.983%	10/19/23	20,971	22,239
CSX Corp.	4.300%	3/1/48	16,150	18,654
5 ERAC USA Finance LLC	2.350%	10/15/19	27,135	27,129
5 ERAC USA Finance LLC	4.500%	8/16/21	9,295	9,710
5 ERAC USA Finance LLC	7.000%	10/15/37	32,995	47,144
5 ERAC USA Finance LLC	5.625%	3/15/42	21,787	27,908
2 Federal Express Corp. 1998 Pass Through
Trust	6.720%	1/15/22	11,026	11,472
FedEx Corp.	2.700%	4/15/23	23,430	23,828
FedEx Corp.	5.100%	1/15/44	8,340	9,735
Kansas City Southern	4.950%	8/15/45	16,985	20,994
5 Penske Truck Leasing Co. LP / PTL Finance
Corp.	3.450%	7/1/24	16,420	17,124
5 Penske Truck Leasing Co. LP / PTL Finance
Corp.	3.950%	3/10/25	52,010	55,253
5 Penske Truck Leasing Co. LP / PTL Finance
Corp.	4.450%	1/29/26	16,450	18,011
2 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	2/1/24	9,701	10,283
Union Pacific Corp.	3.700%	3/1/29	17,470	19,422
Union Pacific Corp.	4.300%	3/1/49	22,015	26,144
Union Pacific Corp.	3.799%	10/1/51	23,191	25,422

2 United Airlines 2018-1 Class B Pass Through
Trust	4.600%	3/1/26	7,519	7,942
United Parcel Service Inc.	2.450%	10/1/22	17,950	18,260
				11,554,777
Utilities (2.7%)
Electric (2.4%)
AEP Texas Inc.	4.150%	5/1/49	5,065	6,017
Alabama Power Co.	5.700%	2/15/33	15,000	19,828
Alabama Power Co.	3.750%	3/1/45	24,430	27,316
Alabama Power Co.	4.300%	7/15/48	28,015	34,044
Ameren Illinois Co.	3.800%	5/15/28	22,215	24,810
Ameren Illinois Co.	6.125%	12/15/28	54,000	66,061
Ameren Illinois Co.	3.700%	12/1/47	5,045	5,634
Berkshire Hathaway Energy Co.	6.125%	4/1/36	41,995	59,252
Berkshire Hathaway Energy Co.	5.150%	11/15/43	10,715	13,920
CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	7,015	8,567
Commonwealth Edison Co.	4.350%	11/15/45	13,610	16,652
Commonwealth Edison Co.	3.650%	6/15/46	6,365	7,013
Commonwealth Edison Co.	4.000%	3/1/48	17,455	20,457
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	36,735	44,741
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	2,729	3,037
Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	66,625	82,233
Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	24,220	29,403
Delmarva Power & Light Co.	3.500%	11/15/23	11,816	12,479
Dominion Energy Inc.	2.579%	7/1/20	23,655	23,685
Dominion Energy Inc.	2.715%	8/15/21	15,805	15,924
5 Dominion Energy Inc.	2.450%	1/15/23	111,320	111,989
Dominion Energy Inc.	5.250%	8/1/33	5,706	7,002
Dominion Energy Inc.	4.600%	3/15/49	31,250	37,559
Dominion Energy South Carolina Inc.	4.250%	8/15/28	24,800	28,888
Dominion Energy South Carolina Inc.	6.625%	2/1/32	4,886	6,722
Dominion Energy South Carolina Inc.	5.300%	5/15/33	1,438	1,845
Dominion Energy South Carolina Inc.	6.050%	1/15/38	44,155	61,855
Dominion Energy South Carolina Inc.	5.450%	2/1/41	2,945	3,929
Dominion Energy South Carolina Inc.	4.350%	2/1/42	1,600	1,896
Dominion Energy South Carolina Inc.	4.600%	6/15/43	7,251	9,038
Dominion Energy South Carolina Inc.	5.100%	6/1/65	29,850	40,982
DTE Energy Co.	3.800%	3/15/27	9,550	10,329
Duke Energy Carolinas LLC	3.900%	6/15/21	50,025	51,544
Duke Energy Carolinas LLC	6.050%	4/15/38	4,000	5,675
Duke Energy Carolinas LLC	3.700%	12/1/47	17,085	18,919
Duke Energy Corp.	2.650%	9/1/26	11,775	11,899
Duke Energy Corp.	3.400%	6/15/29	12,030	12,782
Duke Energy Corp.	4.800%	12/15/45	44,700	54,386
Duke Energy Corp.	3.750%	9/1/46	9,940	10,470
Duke Energy Florida LLC	6.350%	9/15/37	8,000	11,699
Duke Energy Florida LLC	6.400%	6/15/38	27,055	40,457
Duke Energy Progress LLC	6.300%	4/1/38	14,705	21,609
Duke Energy Progress LLC	4.100%	3/15/43	5,615	6,499
Duke Energy Progress LLC	4.200%	8/15/45	40,400	48,249
Emera US Finance LP	3.550%	6/15/26	34,050	35,929
Entergy Louisiana LLC	3.120%	9/1/27	14,935	15,713
Eversource Energy	4.500%	11/15/19	3,535	3,548
Eversource Energy	2.900%	10/1/24	17,450	17,952
Eversource Energy	3.150%	1/15/25	5,025	5,227
Eversource Energy	3.300%	1/15/28	14,410	15,164
Florida Power & Light Co.	5.650%	2/1/35	50,000	63,143

Florida Power & Light Co.	4.950%	6/1/35	10,000	12,464
Florida Power & Light Co.	5.650%	2/1/37	5,000	6,799
Florida Power & Light Co.	5.950%	2/1/38	39,215	56,196
Florida Power & Light Co.	5.690%	3/1/40	4,000	5,609
Florida Power & Light Co.	3.700%	12/1/47	17,370	19,646
Fortis Inc.	3.055%	10/4/26	28,565	29,141
Georgia Power Co.	5.400%	6/1/40	6,665	8,210
Georgia Power Co.	4.750%	9/1/40	25,858	30,687
Georgia Power Co.	4.300%	3/15/42	29,264	33,216
Indiana Michigan Power Co.	4.250%	8/15/48	14,980	18,144
5 Massachusetts Electric Co.	5.900%	11/15/39	21,565	29,790
MidAmerican Energy Co.	4.250%	5/1/46	5,485	6,690
MidAmerican Energy Co.	4.250%	7/15/49	11,545	14,201
5 Monongahela Power Co.	5.400%	12/15/43	4,570	6,157
National Rural Utilities Cooperative Finance
Corp.	2.950%	2/7/24	15,255	15,776
National Rural Utilities Cooperative Finance
Corp.	2.850%	1/27/25	40,345	41,509
NextEra Energy Capital Holdings Inc.	2.403%	9/1/21	43,950	44,160
NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	9,260	9,702
NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	32,275	34,383
NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	14,165	15,148
5 Niagara Mohawk Power Corp.	4.278%	12/15/28	35,970	41,271
Northern States Power Co.	6.250%	6/1/36	50,000	71,607
Oglethorpe Power Corp.	5.950%	11/1/39	6,075	8,100
Oglethorpe Power Corp.	4.550%	6/1/44	1,825	2,022
Oglethorpe Power Corp.	4.250%	4/1/46	19,060	20,361
Oglethorpe Power Corp.	5.250%	9/1/50	17,220	22,393
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	2,675	3,330
PacifiCorp	2.950%	6/1/23	29,675	30,629
PacifiCorp	5.900%	8/15/34	12,500	16,311
PacifiCorp	6.250%	10/15/37	36,635	52,532
Potomac Electric Power Co.	3.050%	4/1/22	3,765	3,856
Potomac Electric Power Co.	6.500%	11/15/37	25,000	36,146
San Diego Gas & Electric Co.	6.000%	6/1/26	3,600	4,340
San Diego Gas & Electric Co.	4.150%	5/15/48	4,500	5,198
Sierra Pacific Power Co.	3.375%	8/15/23	34,040	35,350
Sierra Pacific Power Co.	2.600%	5/1/26	7,857	7,919
South Carolina Electric & Gas Co.	5.800%	1/15/33	9,000	11,828
Southern California Edison Co.	2.400%	2/1/22	4,295	4,319
Southern California Edison Co.	3.700%	8/1/25	3,315	3,527
Southern California Edison Co.	6.000%	1/15/34	7,695	9,819
Southern California Edison Co.	5.550%	1/15/37	50,475	62,742
Southern California Edison Co.	5.950%	2/1/38	40,000	52,139
Southern California Edison Co.	6.050%	3/15/39	1,980	2,634
Southern Co.	2.950%	7/1/23	48,400	49,784
Southern Co.	3.250%	7/1/26	30,885	31,864
Southern Co.	4.400%	7/1/46	15,635	17,529
Southwestern Electric Power Co.	6.200%	3/15/40	9,800	13,479
Southwestern Public Service Co.	3.700%	8/15/47	3,756	4,199
Virginia Electric & Power Co.	2.750%	3/15/23	34,540	35,221
Virginia Electric & Power Co.	3.500%	3/15/27	16,025	17,256
Virginia Electric & Power Co.	6.000%	5/15/37	1,740	2,375
Wisconsin Electric Power Co.	5.700%	12/1/36	17,280	23,112
Wisconsin Public Service Corp.	6.080%	12/1/28	45,000	55,582

Natural Gas (0.3%)
5 Boston Gas Co.	3.150%	8/1/27	5,385	5,687
5 Boston Gas Co.	3.001%	8/1/29	5,970	6,226
5 Brooklyn Union Gas Co.	3.407%	3/10/26	2,685	2,837
5 Brooklyn Union Gas Co.	4.273%	3/15/48	61,265	73,653
CenterPoint Energy Resources Corp.	4.500%	1/15/21	3,820	3,916
CenterPoint Energy Resources Corp.	4.000%	4/1/28	12,248	13,411
5 Infraestructura Energetica Nova SAB de CV	4.875%	1/14/48	16,565	15,550
5 KeySpan Gas East Corp.	2.742%	8/15/26	25,345	25,832
NiSource Finance Corp.	5.250%	2/15/43	14,588	18,039
NiSource Finance Corp.	4.800%	2/15/44	10,370	12,461
Sempra Energy	2.875%	10/1/22	27,530	27,961
Sempra Energy	3.250%	6/15/27	80,765	83,349

Other Utility (0.0%)
American Water Capital Corp.	2.950%	9/1/27	9,975	10,326
American Water Capital Corp.	4.200%	9/1/48	29,180	34,394
				2,824,015
Total Corporate Bonds (Cost $21,098,062)				23,215,319
Sovereign Bonds (1.6%)
5 CDP Financial Inc.	4.400%	11/25/19	40,000	40,182
5 Electricite de France SA	4.600%	1/27/20	50,000	50,444
5 Electricite de France SA	4.875%	9/21/38	84,000	99,015
5 Electricite de France SA	4.875%	1/22/44	1,775	2,090
5 Electricite de France SA	4.950%	10/13/45	15,100	17,988
Equinor ASA	2.250%	11/8/19	22,515	22,515
Equinor ASA	2.900%	11/8/20	57,210	57,800
Equinor ASA	2.750%	11/10/21	32,860	33,370
Equinor ASA	2.450%	1/17/23	15,017	15,302
Equinor ASA	2.650%	1/15/24	14,000	14,404
Equinor ASA	3.700%	3/1/24	25,320	27,187
Equinor ASA	3.250%	11/10/24	29,975	31,770
International Bank for Reconstruction &
Development	4.750%	2/15/35	40,000	54,815
Japan Bank for International Cooperation	2.250%	2/24/20	52,670	52,724
Japan Bank for International Cooperation	2.125%	6/1/20	32,682	32,726
Japan Bank for International Cooperation	2.125%	7/21/20	40,250	40,323
5 Kingdom of Saudi Arabia	2.375%	10/26/21	31,330	31,565
5 Kingdom of Saudi Arabia	2.875%	3/4/23	40,225	41,431
Korea Development Bank	2.500%	3/11/20	78,800	78,907
Province of Ontario	4.000%	10/7/19	56,415	56,512
Province of Ontario	4.400%	4/14/20	50,000	50,756
Province of Ontario	2.500%	4/27/26	40,160	42,095
Province of Quebec	2.500%	4/20/26	145,430	152,418
5 Saudi Arabian Oil Co.	3.500%	4/16/29	61,150	65,431
5 Sinopec Group Overseas Development 2015
Ltd.	2.500%	4/28/20	62,500	62,584
5 Sinopec Group Overseas Development 2015
Ltd.	3.250%	4/28/25	62,500	64,956
5 Sinopec Group Overseas Development 2017
Ltd.	3.000%	4/12/22	31,000	31,438
5 State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	62,480	63,030
5 State Grid Overseas Investment 2016 Ltd.	3.500%	5/4/27	28,630	30,575
5 State of Kuwait	2.750%	3/20/22	4,255	4,335
5 State of Qatar	5.250%	1/20/20	53,430	54,032
5 State of Qatar	2.375%	6/2/21	55,190	55,467

5 State of Qatar	3.875%	4/23/23	67,970	72,302
5 State of Qatar	3.375%	3/14/24	3,360	3,557
5 State of Qatar	4.000%	3/14/29	28,200	32,204
5 State of Qatar	5.103%	4/23/48	29,730	39,624
5 Temasek Financial I Ltd.	2.375%	1/23/23	45,150	45,845
5 Temasek Financial I Ltd.	3.625%	8/1/28	36,800	41,354
Total Sovereign Bonds (Cost $1,622,254)				1,713,073
Taxable Municipal Bonds (1.7%)
Atlanta GA Downtown Development
Authority Revenue	6.875%	2/1/21	2,935	3,068
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	33,765	55,384
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	7.043%	4/1/50	33,915	58,743
California GO	5.700%	11/1/21	11,700	12,670
California GO	7.550%	4/1/39	30,325	50,847
California GO	7.300%	10/1/39	11,800	18,745
California GO	7.350%	11/1/39	66,875	106,884
California GO	7.625%	3/1/40	1,275	2,127
California GO	7.600%	11/1/40	29,920	51,582
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	8,545	11,864
Chicago IL O'Hare International Airport
Revenue	6.845%	1/1/38	25,680	26,076
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	5,125	7,684
Chicago IL Transit Authority Sales Tax
Receipts Revenue	6.200%	12/1/40	2,260	3,100
Chicago IL Transit Authority Sales Tax
Receipts Revenue	6.899%	12/1/40	57,835	83,573
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	33,870	48,943
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	29,925	45,019
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	63,166	88,592
Georgia Municipal Electric Power Authority
Revenue	6.655%	4/1/57	7,895	11,593
Grand Parkway Transportation Corp. Texas
System Toll Revenue	5.184%	10/1/42	40,435	55,434
Houston TX GO	6.290%	3/1/32	17,310	21,798
Illinois GO	5.100%	6/1/33	35,560	38,698
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	29,200	41,472
Kansas Development Finance Authority
Revenue	4.927%	4/15/45	7,745	10,329
7 Kansas Development Finance Authority
Revenue (Public Employees Retirement
System)	5.501%	5/1/34	50,000	64,732
Los Angeles CA Community College District
GO	6.750%	8/1/49	13,625	23,400
Louisville & Jefferson County KY
Metropolitan Sewer District Sewer &
Drainage System Revenue	6.250%	5/15/43	19,000	29,177
Maryland Transportation Authority Facilities
Projects Revenue	5.888%	7/1/43	21,685	30,853
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.715%	8/15/39	22,105	30,777
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	35,285	58,235

New Jersey Turnpike Authority Revenue	7.102%	1/1/41	4,000	6,426
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.790%	6/15/41	2,030	2,092
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.882%	6/15/44	3,295	5,031
New York Metropolitan Transportation
Authority Revenue	6.814%	11/15/40	1,895	2,884
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	10,860	18,018
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	16,085	23,210
New York State Urban Development Corp.
Revenue	2.100%	3/15/22	84,785	85,167
North Texas Tollway Authority System
Revenue	6.718%	1/1/49	58,615	98,258
Oregon Department of Transportation
Highway User Tax Revenue	5.834%	11/15/34	25,930	36,528
7 Oregon School Boards Association GO	5.528%	6/30/28	50,000	60,084
Port Authority of New York & New Jersey
Revenue	5.859%	12/1/24	2,600	3,125
Port Authority of New York & New Jersey
Revenue	6.040%	12/1/29	10,455	14,136
Port Authority of New York & New Jersey
Revenue	4.458%	10/1/62	44,055	57,575
Port Authority of New York & New Jersey
Revenue	4.810%	10/15/65	21,985	29,978
Regents of the University of California
Revenue	3.063%	7/1/25	49,360	52,232
Sales Tax Securitization Corp. Illinois
Revenue	4.787%	1/1/48	21,830	27,907
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	11,890	17,312
Stanford University California	6.875%	2/1/24	13,685	16,696
Stanford University California	7.650%	6/15/26	29,000	39,254
University of California Regents Medical
Center Revenue	6.548%	5/15/48	18,650	29,264
University of California Regents Medical
Center Revenue	6.583%	5/15/49	21,260	33,214
University of California Revenue	3.349%	7/1/29	7,020	7,716
University of California Revenue	4.601%	5/15/31	21,975	25,870
University of California Revenue	5.770%	5/15/43	24,325	34,654
University of California Revenue	4.765%	5/15/44	5,980	6,567
University of California Revenue	3.931%	5/15/45	22,370	25,684
Total Taxable Municipal Bonds (Cost $1,441,134)				1,850,281

			Shares
Temporary Cash Investments (0.6%)
Money Market Fund (0.0%)
8 Vanguard Market Liquidity Fund	2.249%		696	70

			Face
		Maturity	Amount
		Date	($000)
Commercial Paper (0.0%)
Ford Motor Credit Co. LLC	3.680%	5/1/20	38,000	37,303

Repurchase Agreements (0.5%)
Bank of America Securities, LLC
(Dated 8/30/19, Repurchase Value
$12,503,000, collateralized by Federal
Home Loan Mortgage Corp. 4.000%,
9/1/48, with a value of $12,750,000)	2.160%	9/3/19	12,500	12,500
Citigroup Global Markets Inc.
(Dated 8/30/19, Repurchase Value
$24,406,000, collateralized by U.S.
Treasury Bill/Note/Bond 1.750%-2.750%,
7/15/22-2/15/28, with a value of
$24,888,000)	2.160%	9/3/19	24,400	24,400
Deutsche Bank Securities, Inc.
(Dated 8/30/19, Repurchase Value
$20,905,000, collateralized by Federal
Home Loan Mortgage Corp. 2.410%,
6/10/20, with a value of $21,318,000)	2.160%	9/3/19	20,900	20,900
HSBC Bank USA
(Dated 8/30/19, Repurchase Value
$66,316,000, collateralized by U.S
Treasury Note/Bond 1.875%-8.500%,
2/15/20-2/15/40, with a value of
$67,626,000)	2.140%	9/3/19	66,300	66,300
HSBC Bank USA
(Dated 8/30/19, Repurchase Value
$97,823,000, collateralized by Federal
National Mortgage Assn. 3.000%-5.000%,
3/1/30-1/1/49, with a value of $99,756,000)	2.160%	9/3/19	97,800	97,800
Nomura International plc
(Dated 8/30/19, Repurchase Value
$62,615,000, collateralized by U.S.
Treasury Bill/Note/Bond 0.000%-1.500%,
11/14/19-2/15/44, with a value of
$63,852,000)	2.150%	9/3/19	62,600	62,600
RBC Capital Markets LLC
(Dated 8/30/19, Repurchase Value
$81,820,000, collateralized by Federal
National Mortgage Assn. 3.500%-5.000%,
2/1/41-8/1/49, Federal Home Loan
Mortgage Corp. 2.500%-4.500%, 2/1/28-
8/1/49, with a value of $83,436,000)	2.150%	9/3/19	81,800	81,800

TD Securities (USA) LLC
(Dated 8/30/19, Repurchase Value
$35,909,000, collateralized by Federal
National Mortgage Assn. 3.500%, 8/1/49,
Federal Home Loan Mortgage Corp.
3.500%, 6/1/49 with a value of
$36,618,000)	2.160%	9/3/19	35,900	35,900
Wells Fargo & Co.
(Dated 8/30/19, Repurchase Value
$75,418,000, collateralized by Federal
National Mortgage Assn. 3.000%, 8/1/49,
with a value of $76,908,000)	2.170%	9/3/19	75,400	75,400
				477,600

U.S. Government and Agency Obligations (0.1%)
United States Treasury Bill	2.093%–2.118%	9/10/19	146,000	145,943
Total Temporary Cash Investments (Cost $660,683)				660,916
Total Investments (99.7%) (Cost $79,028,239)				105,853,902
Other Assets and Liabilities-Net (0.3%)				289,377
Net Assets (100%)				106,143,279
* Non-income-producing security.
1 Securities with a value of $13,704,000 have been segregated as initial margin for open futures contracts.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2019.
5 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2019, the aggregate value of these securities was $6,151,658,000, representing 5.8% of net assets.
6 Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
8 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
TBA—To Be Announced.

Wellington Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)

		Number of		Value and
		Long)		Unrealized
		(Short	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	December 2019	12,932	1,551,537	477
2-Year U.S. Treasury Note	December 2019	2,483	536,619	261
				738

Short Futures Contracts
10-Year U.S. Treasury Note	December 2019	(422)	(55,585)	(23)
				715

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’
primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the

Wellington Fund

prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be

Wellington Fund

significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days. The fund had no open swap contracts at August 31, 2019.

D. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

Wellington Fund

E. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities
Purchased.

F. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default
(including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

G. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default

Wellington Fund

(including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in
Vanguard Market Liquidity Fund, and records a liability in the Statement of
Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

H. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates.
The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker.
To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of
Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of
Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

I. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of August 31, 2019, based on the inputs used to value them:

Wellington Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	60,167,188	8,352,019	—
U.S. Government and Agency Obligations	—	8,102,311	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,792,795	—
Corporate Bonds	—	23,215,319	—
Sovereign Bonds	—	1,713,073	—
Taxable Municipal Bonds	—	1,850,281	—
Temporary Cash Investments	70	660,846	—
Futures Contracts—Assets[1]	1,445	—	—
Futures Contracts—Liabilities[1]	(40)	—	—
Total	60,168,663	45,686,644	—
1 Represents variation margin on the last day of the reporting period.